Intellectual property (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Amortization And Impairment	$ (1,698,514)	$ (1,698,514)
Intellectual Property, Net	9,771,481	11,469,995	$ 13,168,509
Intellectual Property [Member]
Intellectual Property Acquired	25,546,610	25,546,610
Accumulated Amortization And Impairment	(15,775,129)	(14,076,615)
Intellectual Property, Net	9,771,481	11,469,995
SFD Hydrocarbon Right acquired [Member]
Intellectual Property Acquired	25,271,000	25,271,000
Accumulated Amortization And Impairment	(15,724,601)	(14,039,868)
Intellectual Property, Net	9,546,399	11,231,132
SFD Geothermal Right acquired [Member]
Intellectual Property Acquired	275,610	275,610
Accumulated Amortization And Impairment	(50,528)	(36,747)
Intellectual Property, Net	$ 225,082	$ 238,863